Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2012
CAN SLIM(R) Select Growth Fund (Prospectus Summary) | CAN SLIM(R) Select Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CANGX

CAN SLIM(R) Select Growth Fund (Prospectus Summary) | CAN SLIM(R) Select Growth Fund
CAN SLIM® Select Growth Fund
Investment Objective
The CAN SLIM® Select Growth Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CAN SLIM(R) Select Growth Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CAN SLIM(R) Select Growth Fund Investor Class
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.45%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.72%
[1]	The Total Annual Fund Operating do not correlate to the Ratio of Expenses to Average Net Assets Before Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CAN SLIM(R) Select Growth Fund Investor Class	175	542	933	2,030

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 332%
of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in cash and securities listed on, or indicated by, the CAN SLIM® Select List subject to certain parameters described below. This policy may only be changed upon 60 days' written notice to shareholders.
The Fund may also invest at any given time up to 25% of its net assets in foreign securities, which may include emerging market securities. Additionally, the CAN
SLIM® Select List includes cash as a component. The Adviser may imitate this cash component by holding up to 80% of its portfolio in cash, which may result in missed growth opportunities for the Fund.

In pursuit of its investment strategy, the Fund attempts to imitate the CAN SLIM®
Select List of stocks published weekly on the Investor's Business Daily website.
However, the CAN SLIM® Select List is not an index and the Fund is not an index fund; it does not seek to fully replicate the CAN SLIM® Select List. The CAN SLIM®
Select List tracks market-leading stocks that, in general, show strong earnings growth, positive institutional sponsorship and excellent industry strength, as well as solid sales growth, profit margins and return on equity. Stocks that meet these criteria may be drawn from large-, medium- or small-capitalization categories that also must meet minimum price and volume criteria.

Generally, the Fund will hold approximately 50 to 100 issues at any given time. The
Fund's initial position size for any individual stock will be approximately 1% of the Fund's current asset size at time of purchase. Similar to the CAN SLIM® Select
List, the Fund utilizes an aggressive growth strategy to invest in a combination of growth equity securities and cash equivalents. The Fund primarily invests in the common stocks of companies of any size market capitalization, ranging from larger, well-established companies to lesser-established, small- and micro-capitalization companies. The Fund may also invest in other investment companies (including business development companies), exchange-traded funds ("ETFs") and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.

The Adviser may sell an individual holding either because its value has diminished to the extent it is no longer a viable security in the Fund's portfolio or because the
Adviser wishes to reduce its exposure to a particular market in general. However, a company that was an eligible CAN SLIM® Select universe investment at the time of acquisition is not required to be sold even if it is no longer on the CAN SLIM® Select
List if, in the Adviser's judgment, it would not be in the Fund's best interest to sell the position.
Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Fund. The following are some of the principal risks that can affect the value of your investment:

o  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

o  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

o  Large-Cap Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

o  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

o  Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

o  ETF Trading Risk: Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund's ability to sell its shares of an ETF.

o  Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total returns for the 1 year, 5 year and since inception periods compare with that of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the
Fund's website at www.northcoastam.com.
CAN SLIM® Select Growth Fund Calendar Year Total Return	[1]

[1]	Prior to May 20, 2008, the Fund was managed by a different investment adviser, therefore the Fund's performance prior to that date may not be relevant.

Highest Quarterly Return: 2Q, 2008 13.42% Lowest Quarterly Return: 1Q, 2008 -14.86%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns CAN SLIM(R) Select Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	Return Before Taxes	(4.47%)	2.64%	1.71%	Sep 26, 2005
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(4.47%)	2.64%	1.70%	Sep 26, 2005
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.91%)	2.26%	1.46%	Sep 26, 2005
S&P 500 ® Index	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.68%	Sep 26, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return After Taxes on Distributions
and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

[1]	The Fund's year-to-date return as of June 30, 2012 was 7.74%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 29, 2012
CAN SLIM(R) Select Growth Fund (Prospectus Summary) | CAN SLIM(R) Select Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAN SLIM® Select Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CAN SLIM® Select Growth Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 332%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	332.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating do not correlate to the Ratio of Expenses to Average Net Assets Before Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in cash and securities listed on, or indicated by, the CAN SLIM® Select List subject to certain parameters described below. This policy may only be changed upon 60 days' written notice to shareholders.
The Fund may also invest at any given time up to 25% of its net assets in foreign securities, which may include emerging market securities. Additionally, the CAN
SLIM® Select List includes cash as a component. The Adviser may imitate this cash component by holding up to 80% of its portfolio in cash, which may result in missed growth opportunities for the Fund.

In pursuit of its investment strategy, the Fund attempts to imitate the CAN SLIM®
Select List of stocks published weekly on the Investor's Business Daily website.
However, the CAN SLIM® Select List is not an index and the Fund is not an index fund; it does not seek to fully replicate the CAN SLIM® Select List. The CAN SLIM®
Select List tracks market-leading stocks that, in general, show strong earnings growth, positive institutional sponsorship and excellent industry strength, as well as solid sales growth, profit margins and return on equity. Stocks that meet these criteria may be drawn from large-, medium- or small-capitalization categories that also must meet minimum price and volume criteria.

Generally, the Fund will hold approximately 50 to 100 issues at any given time. The
Fund's initial position size for any individual stock will be approximately 1% of the Fund's current asset size at time of purchase. Similar to the CAN SLIM® Select
List, the Fund utilizes an aggressive growth strategy to invest in a combination of growth equity securities and cash equivalents. The Fund primarily invests in the common stocks of companies of any size market capitalization, ranging from larger, well-established companies to lesser-established, small- and micro-capitalization companies. The Fund may also invest in other investment companies (including business development companies), exchange-traded funds ("ETFs") and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.

The Adviser may sell an individual holding either because its value has diminished to the extent it is no longer a viable security in the Fund's portfolio or because the
Adviser wishes to reduce its exposure to a particular market in general. However, a company that was an eligible CAN SLIM® Select universe investment at the time of acquisition is not required to be sold even if it is no longer on the CAN SLIM® Select
List if, in the Adviser's judgment, it would not be in the Fund's best interest to sell
		the position.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is a risk that you could lose all or a portion of your investment in the
Fund. The following are some of the principal risks that can affect the value of your investment:

o  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

o  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

o  Large-Cap Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

o  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

o  Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

o  ETF Trading Risk: Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund's ability to sell its shares of an ETF.

o  Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Investments in emerging markets are generally more volatile
		than investments in developed foreign markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total returns for the 1 year, 5 year and since inception periods compare with that of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the
		Fund's website at www.northcoastam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northcoastam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CAN SLIM® Select Growth Fund Calendar Year Total Return	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 2Q, 2008 13.42% Lowest Quarterly Return: 1Q, 2008 -14.86%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	reflects no deduction for expenses or taxes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The "Return After Taxes on Distributions
and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided
		that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
CAN SLIM(R) Select Growth Fund (Prospectus Summary) | CAN SLIM(R) Select Growth Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2005
CAN SLIM(R) Select Growth Fund (Prospectus Summary) | CAN SLIM(R) Select Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Annual Return 2006	rr_AnnualReturn2006	(4.31%)
Annual Return 2007	rr_AnnualReturn2007	19.26%
Annual Return 2008	rr_AnnualReturn2008	(20.45%)	[3]
Annual Return 2009	rr_AnnualReturn2009	9.70%
Annual Return 2010	rr_AnnualReturn2010	14.58%
Annual Return 2011	rr_AnnualReturn2011	(4.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.86%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2005
CAN SLIM(R) Select Growth Fund (Prospectus Summary) | CAN SLIM(R) Select Growth Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2005
CAN SLIM(R) Select Growth Fund (Prospectus Summary) | CAN SLIM(R) Select Growth Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2005

[1]	The Fund's year-to-date return as of June 30, 2012 was 7.74%.
[2]	The Total Annual Fund Operating do not correlate to the Ratio of Expenses to Average Net Assets Before Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Prior to May 20, 2008, the Fund was managed by a different investment adviser, therefore the Fund's performance prior to that date may not be relevant.